Other financial liabilities measured at amortized cost (Detail) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Disclosure Of Financial Liabilities [Line Items]
Other accrued expenses	$ 2,228	$ 2,579
Accrued interest expenses	4,821	4,582
Settlement and clearing accounts	2,323	1,492
Lease liabilities	3,520	3,473
Other	4,553	4,492
Total other financial liabilities measured at amortized cost	$ 17,444	$ 16,617